CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) (USD $)	Jun. 30, 2012	Jul. 01, 2011	Jun. 30, 2011	Jun. 30, 2010	Jul. 01, 2009
ASSETS
Prepaid expenses	$ 876,363		$ 1,018,841
Total current assets	437,672,433		362,411,956
Total assets	552,754,975		458,583,944
LIABILITIES AND STOCKHOLDERS EQUITY
Accrued liabilities	7,746,036		5,692,209
Total current liabilities	188,828,622		161,038,804
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized 54,692,129 and 55,998,917 shares issued and outstanding as of June 30, 2011 and 2012, respectively	55,999		54,693
Additional paid-in capital	151,305,146		140,373,585
Retained earnings	130,934,342		74,741,788
Accumulated other comprehensive income	32,714,556		26,825,812
Total equity	339,284,979	265,868,275	265,868,275	213,471,590	196,019,134
Total liabilities and equity	552,754,975		458,583,944
Hollysys Automation Technologies Ltd [Member]
ASSETS
Amounts due from subsidiaries	109,290,207		55,146,317
Prepaid expenses	71,150		50,712
Total current assets	109,361,357		55,197,029
Advance payment for acquisition of a subsidiary	0		16,856,148
Investments in subsidiaries	229,258,171		193,809,983
Total assets	338,619,528		265,863,160
LIABILITIES AND STOCKHOLDERS EQUITY
Accrued payroll and related expense	39,000		43,984
Accrued liabilities	479,413		761,519
Total current liabilities	518,413		805,503
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized 54,692,129 and 55,998,917 shares issued and outstanding as of June 30, 2011 and 2012, respectively	55,999		54,693
Additional paid-in capital	178,060,482		167,128,921
Retained earnings	127,270,078		71,048,231
Accumulated other comprehensive income	32,714,556		26,825,812
Total equity	338,101,115		265,057,657
Total liabilities and equity	$ 338,619,528		$ 265,863,160